Significant Accounting Policies - Additional Information (Detail) R$ in Thousands		12 Months Ended
	Jan. 01, 2018 BRL (R$)	Dec. 31, 2018 USD ($) Segments Category	Dec. 31, 2017 BRL (R$)	Jan. 01, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of significant accounting policies [line items]
Number of reportable segments | Segments		1
Number of financial assets categories | Category		4
Maximum possible period provided for expected credit losses		12 months
Minimum period of contractual payments for significant increase in credit risk		30 days
Period of measurement of expected credit losses on instrument		12 months
Period to consider default in financial asset		90 days
Provision for income tax percentage		25.00%
Social contribution tax percentage		9.00%
Accounts receivable from card issuers			R$ 5,078,430		R$ 9,244,608
Equity			482,577		5,092,991	R$ 587,242	R$ 218,130
Deferred income tax asset			198,234		262,668
Maximum lease contract for elect to use exemptions proposed on lease contracts | $		$ 5,000
Maximum lease term for elect to use exemptions proposed on lease contracts		12 months
Non-cancellable operating lease commitments			48,761		R$ 44,414	R$ 32,907
IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Equity	R$ 435,283		R$ 482,577
Re-measurement [member] | IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Accounts receivable from card issuers	(70,896)
Equity	46,791
Deferred income taxes, net	24,105
Period of credit losses expected considered to record loss allowance on financial instruments			12 months or on a lifetime
Provision for losses in trade accounts receivable	(760)
Equity after adjustment	502
Deferred income tax asset	R$ 257
Arrangements involving legal form of lease [member]
Disclosure of significant accounting policies [line items]
Lease liabilities				R$ 40,000
Right-of-use asset				R$ 40,000
Federal tax authorities of Brazil [member]
Disclosure of significant accounting policies [line items]
Percentage of offset of tax loss carry forwards up to annual taxable income					30.00%